Description of the Plan (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Description of Plan [Line Items]
Minimum age of eligible employee	18 years
Service period required for eligible participant	30 days
Company matching contribution percentage	50.00%
Percentage of participant contribution matched	8.00%
Maximum elective contribution limit, percentage of eligible compensation	70.00%
Annual increase percentage of eligible compensation automatically contributed	2.00%
Maximum percentage of participant contributions allowable to Company Stock Fund	25.00%
Maximum percentage of participant total account balance allowable in Company Stock Fund	25.00%
Employer contributions funded by using forfeited non-vested account	$ 442,599
Cumulative forfeitures relating to prior-period activity	$ 145,215	$ 71,525
Minimum borrowing amount		1,000
Maximum borrowing amount of vested account balances		$ 50,000
Maximum borrowing percentage of vested account balances	50.00%
Primary residence loan term	15 years
Interest rate parentage point higher than Prime lending rate	1.00%
EBP, Employer Matching Contribution, Tranche One
EBP, Description of Plan [Line Items]
Vesting percentage	50.00%
Vesting service period	2 years
EBP, Employer Matching Contribution, Tranche Two
EBP, Description of Plan [Line Items]
Vesting percentage	100.00%
Vesting service period	3 years
Death, Disability or Normal Retirement Contribution
EBP, Description of Plan [Line Items]
Vesting percentage	100.00%
Minimum
EBP, Description of Plan [Line Items]
Percentage of eligible compensation automatically contributed	4.00%
Loan term	1 year
Maximum
EBP, Description of Plan [Line Items]
Percentage of eligible compensation automatically contributed	6.00%
Loan term	5 years